Expense Example {- Fidelity Sustainable Core Plus Bond Fund} - NF_08.31 Fidelity Sustainable Core Plus Bond Fund Retail PRO-01 - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund
Apr. 12, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	$ 144